Share-based payments - Restricted shares (Details)	12 Months Ended
Dec. 31, 2019 tranche ShareBasedCompensationPlan
Restricted Shares
Share-based payment
Number of global plans | ShareBasedCompensationPlan	4
Restricted Share Plans other than 2014
Share-based payment
Vesting schedule, number of equal tranches | tranche	3